Commitments	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments

23. COMMITMENTS

Outsourcing Agreements

The current agreement with Inergi LP (Inergi), an affiliate of Capgemini Canada Inc., expires on February 28, 2015. On November 28, 2014, Hydro One entered into an agreement with Inergi (Inergi Agreement), the service provider selected through a competitive procurement process which began in 2013, for second-generation back office and IT outsourcing services for a term of 58 months, commencing March 1, 2015 to December 31, 2019. Under the agreement, Inergi will provide Hydro One with settlements, source to pay services, pay operations services, information technology and finance and accounting services. Coincident with the conclusion of negotiations on the Inergi Agreement, Hydro One reached agreement with Inergi for the provision of second-generation customer service operations outsourcing services for a fixed period of three years beginning March 1, 2015 to February 28, 2018.

In September 2014, Hydro One entered into an agreement with Brookfield Johnson Controls Canada LP (Brookfield) for facilities management services for a term of ten years, from January 1, 2015 to December 31, 2024, with the option to renew for an additional term of three years. Under the agreement, Brookfield will provide us with facilities management and execution of certain capital projects as deemed required by the Company. The Brookfield Agreement has a value of up to approximately $658 million over the ten-year term of the agreement, including the facilities management portion of the contract, plus a variable amount of capital work depending on the needs that may arise as determined by the Company, with no minimum capital work guarantee. The agreement also includes a fixed management fee of approximately $2 million for each year of the term.

At December 31, 2014, the annual commitments under the outsourcing agreements were as follows: 2015 – $179 million; 2016 – $146 million; 2017 – $145 million; 2018 – $113 million; 2019 – $105 million; and thereafter – $13 million.

Prudential Support

Purchasers of electricity in Ontario, through the IESO, are required to provide security to mitigate the risk of their default based on their expected activity in the market. As at December 31, 2014, the Company provided prudential support to the IESO on behalf of its subsidiaries using parental guarantees of $330 million (2013 – $325 million), and on behalf of two distributors using guarantees of $1 million (2013 – $1 million). In addition, as at December 31, 2014, the Company has provided letters of credit in the amount of $8 million (2013 – $21 million) to the IESO. The IESO could draw on these guarantees and/or letters of credit if these subsidiaries or distributors fail to make a payment required by a default notice issued by the IESO. The maximum potential payment is the face value of any letters of credit plus the amount of the parental guarantees.

Retirement Compensation Arrangements

Bank letters of credit have been issued to provide security for the Company’s liability under the terms of a trust fund established pursuant to the supplementary pension plan for eligible employees of Hydro One. The supplementary pension plan trustee is required to draw upon these letters of credit if Hydro One is in default of its obligations under the terms of this plan. Such obligations include the requirement to provide the trustee with an annual actuarial report as well as letters of credit sufficient to secure the Company’s liability under the plan, to pay benefits payable under the plan and to pay the letter of credit fee. The maximum potential payment is the face value of the letters of credit. At December 31, 2014, Hydro One had letters of credit of $126 million (2013 – $127 million) outstanding relating to retirement compensation arrangements.

Operating Leases

Hydro One is committed as lessee to irrevocable operating lease contracts for buildings used in administrative and service-related functions and storing telecommunications equipment. These leases have a typical term of between three and five years, but several leases have lesser or greater terms to address special circumstances and/or opportunities. Renewal options, which are generally prevalent in most leases, have similar terms of three to five years. All leases include a clause to enable upward revision of the rental charge on an annual basis or on renewal according to prevailing market conditions or pre-established rents. There are no restrictions placed upon Hydro One by entering into these leases. Hydro One Networks and Hydro One Telecom are the principal entities concerned.

During the year ended December 31, 2014, the Company made lease payments totalling $11 million (2013 – $11 million). At December 31, 2014, the future minimum lease payments under non-cancellable operating leases were as follows: 2015 – $7 million; 2016 – $10 million; 2017 – $9 million; 2018 – $7 million; 2019 – $3 million; and thereafter – $9 million.